Supplement to the
Fidelity® Emerging Markets Fund
Class K
December 30, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Sammy Simnegar (portfolio manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 20.

Sammy Simnegar is portfolio manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

EMF-K-12-01  October 15, 2012
1.900365.101

Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2011
Prospectus

The following information replaces similar information for Fidelity Emerging Markets Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Sammy Simnegar (portfolio manager) has managed the fund since October 2012.

The following information replaces similar information for Fidelity Europe Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 19.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Europe Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Risteard Hogan (portfolio manager) has managed the fund since April 2012.

The following information replaces similar information found in the "Fund Management" section on page 49.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Canada Fund, Fidelity Emerging Markets Fund, and Fidelity Europe Capital Appreciation Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2010, FMR U.K. had approximately $16.1 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FMR U.K. is an affiliate of FMR.

The following information replaces the biographical information for Robert von Rekowsky found in the "Fund Management" section on page 49.

Sammy Simnegar is portfolio manager of Fidelity Emerging Markets Fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section on page 50.

Risteard Hogan is portfolio manager of Fidelity Europe Fund, which he has managed since April 2012. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

TIF-12-02  October 15, 2012
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